Long Term Payable (Tables)	6 Months Ended
Jun. 30, 2025
Long Term Payable [Abstract]
Schedule of Long-Term Payable Represented the Financial Liabilities Due to Financial Lease

Long-term payable represented the financial liabilities due to financial lease companies maturing within one or over one year. The long-term payable consisted of the following:

	As of June 30, 2025	As of December 31, 2024

Long term payables:
China Power Investment Ronghe Financial Leasing Co., Ltd. (“Ronghe”)	$850,925	$1,658,984
Zhongguancun Science and Technology Leasing Co., Ltd. (“Zhongguancun”)	-	363,525
Xiamen Guomao Chuangcheng Financial Leasing Co., Ltd. (“Guomao”)	366,128	879,062
Risheng International Finance Leasing Co., Ltd. (“Risheng”)	575,048	733,281
Total	$1,792,101	$3,634,852
Current portion	$1,534,909	$3,231,126
Non-current portion	$257,192	$403,726